Expense Example {- Total Market Index Portfolio} - 02.28 VIP Total Market Index Portfolio_Initial, Service Class, Service 2 PRO-06 - Total Market Index Portfolio	Apr. 30, 2022 USD ($)
Initial Class
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	154
Service Class
Expense Example:
1 year	23
3 years	71
5 years	124
10 years	280
Service Class 2
Expense Example:
1 year	38
3 years	119
5 years	208
10 years	$ 468